Note 19 - Subsequent Event (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592	(2)
April 29, 2026		$4.00	-	247,471	-	-	247,471	(1)
November 14, 2026		$4.00	-	3,045,000	-	-	3,045,000	(3)

Total			1,141,592	3,292,971	-	-	4,434,563

Weighted average exercise price			$5.58	$4.00	$-	$-	$4.92

Weighted average remaining life (years)			3.67				2.04
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000

Total		281,344	-	(212,750)	(44,594)	24,000

Weighted average exercise price		$5.98	$-	$4.98	$10.48	$6.50

Weighted average remaining life (years)						0.67
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Expired		Balance March 31, 2025

July 19, 2024		$10.00	5,765	-	-	(5,765	)*	-
March 13, 2026		$3.40	3,274	-	-	-		3,274
April 29, 2026		$3.40	-	51	-	-		51
November 14, 2026		$3.00	-	162,730	-	-		162,730	(1)
August 21, 2028	$	USD 6.25	40,000	-	-	-		40,000

Total			49,039	162,781	-	-		206,055

Weighted average exercise price			$6.50	$3.00	$-	$-		$4.19

Weighted average remaining life (years)			2.94					1.96
Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
March 13, 2026		$3.40	-		3,274	-	-	3,274
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000

Total			5,765		43,274	-	-	49,039

Weighted average exercise price			$10.00	$ $	USD 6.25 CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)			1.13					2.94
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled / Expired	Balance March 31, 2023

August 19, 2024	$10.00	-	5,765	-	-	5,765

Total		-	5,765	-	-	5,765

Weighted average exercise price		$-	$10.00	$-	$-	$10.00

Weighted average remaining life (years)						1.13

Major ordinary share transactions [member]
Statement Line Items [Line Items]
Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price	Issued

May 6, 2026	$2.20	48,784
May 20, 2026	$2.20	170,000
May 22, 2026	$2.20	40,883
May 23, 2026	$2.20	19,971
May 26, 2026	$2.20	2,945
May 27, 2026	$2.20	150,000
June 4, 2026	$2.20	47,911
Total		480,494